Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
Transactions with Related Parties

A. The Managers

The Company enters from time to time into management agreements with the Managers for the provision of executive officers and management services to vessel-owning Subsidiaries. On specified terms provided by the management agreements, the vessel-owning Subsidiaries enter into separate ship management agreements with either one of the Managers under which chartering, operations, technical and accounting services are provided to the vessels. On specified terms provided by the management agreements, the Subsidiaries that have entered into agreements to acquire newbuild vessels are required to enter into supervision agreements with either one of the Managers. The Managers under these agreements receive fees, (the "Fees"), comprised of ship management fees, (the "Ship Management Fees"), supervision fees, (the "Supervision Fees") and sale and purchase commissions, (the "Commissions"). The Managers are both related parties that are controlled by Polys Hajioannou.

On May 29, 2018, Safe Bulkers following the expiration of the old management agreements signed new management agreements with the Managers (the “Management Agreements”). The Management Agreements have an initial term of three years expiring on May 28, 2021 and can be extended for two additional terms of three years each. The fees provided by the Management Agreements are fixed until May 29, 2021 and upon mutual agreement with the Managers, can be adjusted for a subsequent term of three years each time on May 29, 2021 and May 29, 2024.

In accordance with the Management Agreements, the Managers receive:

•Ship Management Fees comprising of a daily ship management fee of Euro (“€”) €875 per vessel, payable monthly in arrears to the respective Manager and an annual ship management fee of €3,000,000 payable quarterly in arrears to only one of the Managers;
•Supervision Fees of $550 with respect to each newbuild for the services rendered by one of the Managers under the supervision agreement of which 50% is payable upon the signing of the relevant supervision agreement, and 50% upon successful completion of the sea trials of each newbuild; and
•Commissions equal to 1.00% calculated on the price set forth in the memorandum of agreement or other sale and purchase newbuild contract, or any other vessel bought or sold by the Company, payable upon final delivery of such vessel to the relevant purchaser.

For the period starting January 1, 2016 to May 28, 2018 the old management agreements provided for Ship Management Fees of $975 per day per vessel. Both old and new management agreements provided for the same Supervision Fees and Commissions.

The Ship Management Fees are recorded in General and Administrative Expenses (refer to Note 15). The Commissions on purchase and the Supervision Fees are recorded in Advances for vessels (refer to Note 5). The Commissions on sale are recorded in Gain or Loss on sale of assets as the case may be.

The Management Agreements do not include the provision which was included in the old management agreements that to the extent the executive officers are not provided by the Managers but are instead employed by Safe Bulkers, the management fees payable by Safe Bulkers will be reduced in arrears, by an amount equal to the aggregate costs of compensation and benefits and other incidental costs borne by the Company as a result of such employment. Such costs for the year ended December 31, 2016, amounted to $1,445 and were recorded under Compensation for Directors and Officers within General and Administrative Expenses (refer to Note 15). No such costs were incurred for the years ended December 31, 2017 and 2018, as the executive officers were provided by the Managers.

Amounts due from Manager under the management agreements were $418 and $599 as of December 31, 2017 and 2018, respectively. Amounts due to Manager under the management agreements were $0 and $23 as of December 31, 2017 and 2018, respectively.

The Fees to our Managers comprised the following:

	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2016	2017	2018
Ship Management Fees	$11,611	$13,511	$16,536
Supervision Fees	1,925	550	275
Commissions	972	700	586

B. Sale of Vessels and Novation of Newbuild Contracts

In December 2015, following the Company’s decision to reduce its capital commitments and improve its liquidity, Polys Hajioannou submitted a proposal to the Company’s Board of Directors, pursuant to which companies controlled by Polys Hajioannou would (a) purchase two vessels of the Company’s operating fleet, the Stalo and the Kypros Unity and (b) novate the contracts of two of the Company’s newbuilds, Hull No. 1718 and Hull No. 1552, respectively. Upon receipt of this proposal, a special committee consisting of the Company’s three independent directors was formed and authorized by the Board of Directors of the Company in order to evaluate the proposal. The special committee was advised by independent counsel. During January 2016, the special committee obtained two appraisals from independent third parties for each of the two vessels and for each of the two newbuildings, and negotiated the terms of the sale of the vessels and the newbuild contract novations. In February 2016, the special committee approved the sale of the Stalo and the Kypros Unity and the novation of the contracts of Hull No. 1718 and Hull No. 1552 to companies controlled by Polys Hajioannou.

The agreed sale price for the Stalo was $9,000 in cash, representing the higher of the two appraisals for that vessel, and the agreed sale price for the Kypros Unity was $20,000 in cash, likewise representing the higher of the two appraisals for that vessel that the special committee had obtained. The sales of the Stalo and Kypros Unity were consummated in March 2016.

The remaining commitment under the newbuild contract for Hull No. 1718 as of December 31, 2016 and as of the day of signing the novation agreement was $28,400, compared to $26,500, representing the higher of the two appraisals obtained by the special committee for such newbuild. The novation of the contract of Hull No. 1718 was executed in February 2016. The novation of the newbuild contract of Hull No. 1552 was not completed. Instead, the Company entered into an agreement to issue to an unaffiliated investor cumulative redeemable preferred shares of Pinewood in connection with the delivery of Pedhoulas Cedrus (Hull No. 1552) in 2018.

In August 2016, following the Company’s decision to further reduce its capital commitments and improve its liquidity, Polys Hajioannou submitted a proposal to the Company’s Board of Directors, pursuant to which companies controlled by Polys Hajioannou would (a) novate the contract of newbuild Hull No. 835 and (b) purchase Hull No. 1551 upon delivery from the shipyard. Upon receipt of this proposal, the Company’s Board of Directors formed a special committee consisting of the Company’s three independent directors in order to evaluate the proposal. The special committee was advised by an independent counsel, obtained two appraisals from independent third party brokers for each newbuild vessel and negotiated the terms of each transaction. The fair value of each vessel was based on the Company’s best estimate of the fair value of each vessel on a charter free basis, and was supported by vessel valuations obtained from independent third party shipbrokers.

The remaining commitments under the newbuild contracts for Hull No. 835 and Hull No. 1551 were $48,155 in the aggregate. The higher of the two appraisals obtained by the special committee from independent third party brokers was $21,500 for Hull No. 835 and $24,500 for Hull No. 1551, or $46,000 in the aggregate.

In September 2016, the special committee approved the novation of contract of Hull No. 835 and the sale of newbuild Hull No. 1551 upon delivery from the shipyard to companies controlled by Polys Hajioannou. The novation agreement for Hull No. 835 and the sale agreement for Hull No. 1551 were both signed in October 2016. The sale of Hull No. 1551 was consummated in January 2017, immediately upon delivery of the newbuild vessel from the shipyard.

The Commission due to the Managers pursuant to the Management Agreements arising from all above transactions were waived. No related party transactions in relation to the sale of vessels or the novation of newbuild contracts occurred during 2018.